Financial Liabilities (Non-current and Current) (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Non-current and Current Financial Liabilities

Non-current and current financial liabilities (gross financial debt) were broken down as follows:

		As of December 31,
		2018	2017
		(millions of euros)
Financial payables (medium/long-term):
Bonds		16,686	18,119
Convertible Bonds		1,893	1,862
Amounts due to banks		3,160	3,798
Other financial payables		155	161

		21,894	23,940
Finance lease liabilities (medium/long-term)		1,740	2,249
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature		1,423	1,914
Non-hedging derivatives		2	5
Other liabilities		—	—

		1,425	1,919

Total Non-current financial liabilities	(A)	25,059	28,108

Financial payables (short-term):
Bonds		2,912	2,215
Convertible Bonds		6	6
Amounts due to banks		2,385	2,183
Other financial payables		64	96

		5,367	4,500
Finance lease liabilities (short-term)		208	181
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature		338	71
Non-hedging derivatives		—	4
Other liabilities		—	—

		338	75

Total Current financial liabilities	(B)	5,913	4,756

Financial liabilities directly associated with Discontinued operations/Non-current assets held for sale	(C)	—	—

Total Financial liabilities (Gross financial debt)	(A+B+C)	30,972	32,864

Summary of Gross Financial Debt

Gross financial debt according to the original currency of the transaction is as follows:

	As of December 31, 2018		As of December 31, 2017
	(millions of foreign currency)	(millions of euros)	(millions of foreign currency)	(millions of euros)
USD	6,450	5,633	7,168	5,977
GBP	1,267	1,416	1,266	1,427
BRL	2,609	588	5,863	1,478
JPY	20,033	159	20,031	148
EURO	—	23,176	—	23,834

Total		30,972		32,864

Summary of Gross Financial Debt by Effective Interest Rate

The breakdown of gross financial debt by effective interest rate bracket related to the original transaction excluding the effect of any hedging instruments, is provided below:

	As of December 31,
	2018	2017
	(millions of euros)
Up to 2.5%	5,173	5,005
From 2.5% to 5%	10,534	10,571
From 5% to 7.5%	10,130	11,265
From 7.5% to 10%	2,209	2,690
Over 10%	443	589
Accruals/deferrals, MTM and derivatives	2,483	2,744

Total	30,972	32,864

Summary of Gross Financial Debt by Nominal Interest Rate

Following the use of derivative hedging instruments, on the other hand, the gross financial debt by nominal interest rate bracket is:

	As of December 31,
	2018	2017
	(millions of euros)
Up to 2.5%	12,667	13,071
From 2.5% to 5%	7,881	6,631
From 5% to 7.5%	6,155	7,366
From 7.5% to 10%	1,343	1,849
Over 10%	443	1,203
Accruals/deferrals, MTM and derivatives	2,483	2,744

Total	30,972	32,864

Summary of Maturities of Financial Liabilities

Details of the maturities of Financial liabilities—at nominal repayment amount:

	Maturing by December 31, of the year
	2019	2020	2021	2022	2023	After 2023	Total
	(millions of euros)
Bonds	2,446	1,267	564	3,087	2,419	11,238	21,021
Loans and other financial liabilities	1,293	384	1,343	819	331	221	4,391
Finance lease liabilities	190	181	172	132	130	1,124	1,929

Total	3,929	1,832	2,079	4,038	2,880	12,583	27,341
Current financial liabilities	1,308	—	—	—	—	—	1,308

Total	5,237	1,832	2,079	4,038	2,880	12,583	28,649

Summary of Components of Financial Liabilities

Bonds were broken down as follows:

	As of December 31,
	2018	2017
	(millions of euros)
Non-current portion	16,686	18,119
Current portion	2,912	2,215

Total carrying amount	19,598	20,334
Fair value adjustment and measurement at amortized cost	(577)	(559)

Total nominal repayment amount	19,021	19,775

Summary of Components of Financial Liabilities

This item was broken down as follows:

	As of December 31,
	2018	2017
	(millions of euros)
Non-current portion	1,893	1,862
Current portion	6	6

Total carrying amount	1,899	1,868
Fair value adjustment and measurement at amortized cost	101	132

Total nominal repayment amount	2,000	2,000

Summary of Bonds Issued

The following table lists the bonds issued by companies of the TIM Group, by issuing company, expressed at the nominal repayment amount, net of bond repurchases, and also at market value:

Currency	Amount (millions)	Nominal repayment amount (millions of euros)	Coupon	Issue date	Maturity date	Issue price (%)	Market price as of December 31, 2018 (%)	Market value as of December 31, 2018 (millions of euros)
Bonds issued by TIM S.p.A.
Euro	832.4	832.4	5.375%	1/29/04	1/29/19	99.070	100.486	836
GBP	850.0	950.2	6.375%	6/24/04	6/24/19	98.850	101.761	967
Euro	719.4	719.4	4.000%	12/21/12	1/21/20	99.184	103.331	743
Euro	547.5	547.5	4.875%	9/25/13	9/25/20	98.966	106.290	582
Euro	563.6	563.6	4.500%	1/23/14	1/25/21	99.447	105.849	597
Euro	(b) 202.7	202.7	6 month Euribor (base 365)	01/01/02	01/01/22	100	100	203
Euro	883.9	883.9	5.250%	02/10/10	02/10/22	99.295	108.430	958
Euro	(c)2,000	2,000	1.125%	3/26/15	3/26/22	100	99.934	1,879
Euro	1,000	1,000	3.250%	1/16/15	1/16/23	99.446	102.010	1,020
GBP	375	419.2	5.875%	5/19/06	5/19/23	99.622	104,518	438
Euro	1,000	1,000	2.500%	1/19/17	7/19/23	99.288	98.417	984
Euro	750	750	3.625%	1/20/16	1/19/24	99.632	103.328	775
USD	1,500	1,310	5.303%	5/30/14	5/30/24	100	95.530	1,251
Euro	1,000	1,000	3.000%	9/30/16	9/30/25	99.806	97.468	975
Euro	750	750	2.875%	06/28/18	01/28/26	100	95.218	714
Euro	1,000	1,000	3.625%	5/25/16	5/25/26	100	99.952	1,000
Euro	1,250	1,250	2.375%	10/12/17	10/12/27	99.185	89.357	1,117
Euro	670	670	5.250%	03/17/05	03/17/55	99.667	97.104	651

Sub-Total		15,849						15,690

Bonds issued by Telecom Italia Finance S.A. and guaranteed by TIM S.p.A.
Euro	1,015	1,015	7.750%	01/24/03	01/24/33	(a) 109.646	125.429	1,273

Sub-Total		1,015						1,273

Bonds issued by Telecom Italia Capital S.A. and guaranteed by TIM S.p.A.
USD	(d) 759.7	663.4	7.175%	06/18/09	06/18/19	100	101.358	672
USD	1,000	873.4	6.375%	10/29/03	11/15/33	99.558	90.113	787
USD	1,000	873.4	6.000%	10/06/04	09/30/34	99.081	87.489	764
USD	1,000	873.4	7.200%	07/18/06	07/18/36	99.440	96.061	839
USD	1,000	873.4	7.721%	06/04/08	06/04/38	100	99.471	869

Sub-Total		4,157						3,931

Total		21,021						20,894

(a)	Weighted average issue price for bonds issued with more than one tranche.

(b)	Reserved for employees.

(c)	Bond convertible into newly-issued TIM S.p.A. ordinary treasury shares.

(d)	Net of the securities bought back by TIM S.p.A. on July 20, 2015.

Summary of Changes in Bonds

The following table lists the changes in bonds during 2018:

New issues	Currency	Amount (millions of original currency)	Issue date
Telecom Italia S.p.A. 750 million euros 2.875% maturing 01/28/2026	Euro	750	6/28/2018

Repayments	Currency	Amount (millions of original currency)	Repayment date
Telecom Italia S.p.A. 593 million euros 4.750% (1)	Euro	593	5/25/2018
Telecom Italia S.p.A. 677 million US dollars 6.999% (2)	USD	677	6/4/2018
Telecom Italia S.p.A. 582 million euros 6.125% (3)	Euro	582	12/14/2018

(1)	Net of buy-backs totaling 157 million euros made by the company in 2015.

(2)	Net of the securities bought back by TIM S.p.A. (323 million US dollars) on July 20, 2015.

(3)	Net of buy-backs totaling 168 million euros made by the company in 2015.

Summary of Composition and Drawdown of Committed Credit Lines Available

The following table shows the composition and the drawdown of the committed credit lines available at December 31, 2018:

	As of December 31,
	2018		2017
	Agreed	Drawn down	Agreed	Drawn down
	(billions of euros)
Revolving Credit Facility—maturing May 2019	—	—	4.00	—
Revolving Credit Facility—maturing March 2020	—	—	3.00	—
Revolving Credit-Facility—maturing January 2023	5.00	—	—	—

Total	5.00	—	7.00	—

Summary of Three Rating Agencies-standard & Poor's, Moody's and Fitch Ratings-rated Tim

At December 31, 2018, the three rating agencies—Standard & Poor’s, Moody’s and Fitch Ratings—rated TIM as follows:

	Rating	Outlook
STANDARD &POOR’S	BB+	Stable
MOODY’S	Ba1	Stable
FITCH RATINGS	BBB-	Negative

Summary of Non-current and Current Financial Liabilities

Additional cash flow information required by IAS 7.

			Cash transactions		Non cash transactions
		As of December 31, 2017	Receipts and/or issues	Payments and/or reimbursements	Exchange rate difference	Fair value changes	Other changes	As of December 31, 2018
		(millions of euros)
Financial payables (medium/long-term):
Bonds		20,334	750	(1,751)	249	15	1	19,598
Convertible Bonds		1,868					31	1,899
Amounts due to banks		5,080	1,705	(2,425)	(86)		23	4,297
Other financial payables		175		(4)	9		(23)	157

	(a)	27,457	2,455	(4,180)	172	15	32	25,951
of which short term		3,517						4,057
Finance lease liabilities (medium/long-term)		2,430	91	(246)	(42)		(285)	1,948

	(b)	2,430	91	(246)	(42)	—	(285)	1,948
of which short term		181						208
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature		1,985			(28)	(190)	(6)	1,761
Non-hedging derivatives		9			(4)		(3)	2
Other liabilities		—						—

	(c)	1,994	—	—	(32)	(190)	(9)	1,763
of which short term		75						338
Financial payables (short-term):
Amounts due to banks		901	1,793	(1,446)			—	1,248
Other financial payables		82					(20)	62

	(d)	983	1,793	(1,446)	—	—	(20)	1,310
Total Financial liabilities (Gross financial debt)
	(e=a+b+ c+d)	32,864	4,339	(5,872)	98	(175)	(282)	30,972

Hedging derivatives relating to hedged items classified as current and non-current assets/liabilities of a financial nature	(f)	1,755			89	(115)	3	1,732
Non hedging derivatives	(g)	22			(1)	(2)		19

Total	(h=e-f-g)	31,087	4,339	(5,872)	10	(58)	(285)	29,221

Summary of Additional Cash Flow Information

The value of the paid and collected interest expense reported in the Report on Operations takes into account the movements relating to transactions in CCIRS derivatives to hedge underlying assets in both the assets component (collections) and the liabilities component (payments) without netting the positions.

	2018	2017
	(millions of euros)
Interest expense paid	(1,978)	(2,899)
Interest income received	871	1,636
Net total	(1,107)	(1,263)

To consider the components of CCIRS derivatives as a single transaction, a representation is given with interest flows in and out shown net. This approach gives the following results:

	2018	2017
	(millions of euros)
Interest expense paid	(1,485)	(2,304)
Interest income received	378	1,041
Net total	(1,107)	(1,263)